Subsidiary Entities and Subsidiary Companies	3 Months Ended
Mar. 31, 2026
Disclosure of subsidiaries [abstract]
Subsidiary Entities and Subsidiary Companies	SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
The subsidiary entities Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics were dissolved effective as of March 19, 2025 pursuant to the 2025 Petróleos Mexicanos Law. As a result of such dissolution, all of their assets, liabilities, rights and obligations were assumed by, and transferred to, Petróleos Mexicanos, which became the successor of the subsidiary entities as a matter of Mexican law.

As of March 31, 2026 and December 31, 2025, the consolidated Subsidiary Companies are as follows:

•P.M.I. Trading, DAC. (“PMI Trading”) (i)(iii)(vii)
•P.M.I. Holdings Petróleos España, S.L.U. (“HPE”) (i)(iii)(v)
•P.M.I. Services North America, Inc. (“PMI SUS”) (i)(iii)(vi)
•P.M.I. Norteamérica, S.A. de C.V. (“PMI NASA”) (i)(iii)(iv)
•P.M.I. Comercio Internacional, S.A. de C.V. (“PMI CIM”) (i)(ii)(iv)
•Pro-Agroindustria, S.A. de C.V. (“AGRO”) (iii)(iv)
•PTI Infraestructura de Desarrollo, S.A. de C.V. (“PTI ID”) (iii)(iv)
•P.M.I. Servicios Portuarios Transoceánico, S.A. de C.V. (“PMI SP”) (iii)(iv)
•Pemex Procurement International, Inc. (“PPI”) (iii)(vi)
•Mex Gas Internacional, S.L. (“MGAS”) (iii)(iv)
•Pemex Desarrollo e Inversión de Proyectos, S.A. de C.V. (“PDII”) (iii)(iv)
•IKAL Insurance Company, AG. (“KOT”) (iii)(viii)(xi)
•PPQ Cadena Productiva, S.L.U. (“PPQCP”) (iii)(v)(xii)
•I.I.I. Servicios, S.A. de C.V. (“III Servicios”) (iii)(iv)
•PMI Ducto de Juárez, S. de R.L. de C.V. (“PMI DJ”) (i)(iii)(iv)
•PMX Fertilizantes Holding, S.A. de C.V. (“PMX FH”) (iii)(iv)
•PMX Fertilizantes Pacífico, S.A. de C.V. (“PMX FP”) (iii)(iv)
•Grupo Fertinal, S.A. de C.V. (“GP FER”) (iii)(iv)
•Compañía Mexicana de Exploraciones, S.A. de C.V. (“COMESA”) (ii)(iv)(x)
•P.M.I. Trading México, S.A. de C.V. (“TRDMX”) (i)(iii)(iv)
•Holdings Holanda Services, B.V. (“HHS”) (iii)(ix)
•Deer Park Refining Limited Partnership (“Deer Park” or “DPRLP”) (i)(iii)(vi)
•Servicios Logísticos Integrales Mumiya, S.A. de C.V. (“MUMIYA”) (iii)(iv)(xiii)

(i)Member Company of the “PMI Subsidiaries”.
(ii)Non-controlling interest company (98.33% in PMI CIM and 60.00% in COMESA).
(iii)Petróleos Mexicanos owns 100.00% of the interests in this Subsidiary Company.
(iv)Operates in Mexico.
(v)Operates in Spain.
(vi)Operates in the United States of America.
(vii)Operates in Ireland.
(viii)Operates in Switzerland.
(ix)Operates in the Netherlands.
(x)This company is in process of liquidation.
(xi)Formerly KOT Insurance Company, AG. until of August 31, 2025.
(xii)This company was liquidated on January 15, 2026.
(xiii)Formerly Gasolinas Bienestar,S.A de C.V. until March 30, 2026.